Accrued Compensation for Related Parties	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Accrued Compensation for Related Parties

Note 9 – Accrued Compensation for Related Parties

At December 31, 2021, accrued compensation was $103,500, representing $53,500 owed to Jacob Cohen, the Company’s CEO and $25,000 owed to each of Alan Hernandez and Esteban Alexander, the Company’s former officers and directors.